Shareholders' Equity (Schedule Of Options To Non-Employees) (Details) (USD $)	0 Months Ended	12 Months Ended	32 Months Ended
	Feb. 16, 2012	Dec. 31, 2012	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted for Ordinary Shares	53,000	86,334	33,334
Exercise price per share	$ 3.16
Options exercisable	11,594	44,928	33,334
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share			3.21
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price per share			5.73